Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 76,744	$ 10,629
Cost of revenues		(72,555)	(10,049)
Gross profit		4,189	580
Operating costs and expenses:
Selling and marketing expenses		(2,894)	(401)	(12)
General and administrative expenses		(6,925)	(959)	(5,494)
Research and development expenses		(15)	(2)	(22)
Total operating costs and expenses		(9,834)	(1,362)	(5,528)
Loss from continuing operations		(5,645)	(782)	(5,528)
Interest expense, net		(10,826)	(1,499)	(621)
Other income, net		560	78	2,153
Loss from continuing operations before income taxes		(15,911)	(2,203)	(3,996)
Income tax expense		(48)	(7)
Net loss from continuing operations		(15,959)	(2,210)	(3,996)
Net (loss) income from discontinued operations		403,385	55,868	(39,329)
Net (loss) income		¥ 387,426	$ 53,658	¥ (43,325)
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	2,837,892,046,400	2,837,892,046,400	2,771,593,703,900
Net (loss) earnings per share — Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0
Net loss per share from continuing operations—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0
Net (loss) earnings from per share discontinued operations—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0
Comprehensive (loss) income
Net (loss) income		¥ 387,426	$ 53,658	¥ (43,325)
Other comprehensive income (expenses), net of tax of nil:
Foreign currency translation adjustments		(3,212)	(445)	5,160
Comprehensive (loss) income		¥ 384,214	$ 53,213	¥ (38,165)

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).